Deferred Income Tax Liabilities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 2,835	$ 2,311
Net operating losses that can be carried forward indefinitely [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	133	120
Net operating losses expiring within one to three years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 2,702	$ 2,191